SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Leases
Periods of depreciation of the right-of-use buildings and offices assets (in years)	2 years 6 months
Maximum
Leases
Periods of depreciation of the right-of-use buildings and offices assets (in years)	3 years